Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations	The following shows the changes in the asset retirement obligations:

years ended December 31:

(add 000)	2018	2017
Balance at beginning of year	$109,653	$101,106
Accretion expense	5,074	4,768
Liabilities incurred and liabilities assumed in business combinations	4,692	7,940
Liabilities settled	(2,821)	(309)
Revisions in estimated cash flows	5,206	(3,852)
Balance at end of year	$121,804	$109,653

Schedule of Contractual Purchase Commitments	The Company’s contractual purchase commitments as of December 31, 2018 are as follows: (add 000)
2019	$181,768
2020	14,177
2021	6,264
2022	3,689
2023	1,931
Thereafter	17,195
Total	$225,024